Barclays PLC parent company balance sheet	6 Months Ended
Jun. 30, 2020
22. Barclays PLC parent company balance sheet
Barclays PLC parent company balance sheet

22. Barclays PLC parent company balance sheet

	As at	As at
	30.06.20	31.12.19
Assets	£m	£m
Investment in subsidiaries	61,488	59,546
Loans and advances to subsidiaries	28,254	28,850
Financial assets at fair value through the income statement	16,246	10,348
Derivative financial instruments	116	58
Other assets	37	2
Total assets	106,141	98,804

Liabilities
Deposits at amortised cost	534	500
Debt securities in issue	31,417	30,564
Subordinated liabilities	8,669	7,656
Financial liabilities designated at fair value	8,206	3,498
Other liabilities	112	119
Total liabilities	48,938	42,337

Equity
Called up share capital	4,336	4,331
Share premium account	284	263
Other equity instruments	10,865	10,865
Other reserves	394	394
Retained earnings	41,324	40,614
Total equity	57,203	56,467

Total liabilities and equity	106,141	98,804

Investment in subsidiaries

The investment in subsidiaries of £61,488m (December 2019: £59,546m) predominantly relates to investments in Barclays Bank PLC and Barclays Bank UK PLC, as well as holdings of their AT1 securities of £10,843m (December 2019: £10,843m). The increase of £1,942m during the period was predominantly driven by capital contributions into Barclays Bank PLC totalling £1,500m and Barclays Bank UK PLC totalling £220m. Barclays PLC considers the carrying value of its investment in subsidiaries to be fully recoverable.

Financial assets and liabilities designated at fair value

Financial liabilities designated at fair value of £8,206m (December 2019: £3,498m) comprises issuances during the period of $300m Zero Coupon Callable Notes, $1,750m Fixed-to-Floating Rate Senior Notes, $1,000m Fixed Rate Resetting Senior Callable Notes and €2,000m Reset Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC which are included within the financial assets designated at fair value through the income statement balance of £16,246m (December 2019: £10,348m).

Subordinated liabilities

During H120, Barclays PLC issued £500m of Fixed Rate Resetting Subordinated Callable Notes, which is included within the subordinated liabilities balance of £8,669m (December 2019: £7,656m).

Other equity instruments

Other equity instruments comprises AT1 securities issued by Barclays PLC. There have been no new issuances or redemptions during the period.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).